Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Revenue [Abstract]
Schedule of Deferred Revenue in Accordance	The Company accounts for deferred revenue in accordance with IFRS –5 - Revenue from Contracts with Customers.
	December 31, 2023	December 31, 2022
	EUR	EUR
Current deferred revenue	481,912	224,248